Fixed Assets	12 Months Ended
Dec. 31, 2011
Fixed Assets [Abstract]
Fixed Assets

6. Fixed Assets

Fixed assets consist of the following:

	December 31,
	2011	2010
Leasehold improvements	$158,023	$158,023
Office furniture and fixtures	87,229	87,229
Computer equipment	241,924	240,324
	487,176	485,576
Less - Accumulated depreciation	(482,683)	(479,963)
Fixed Assets, net	$4,493	$5,613

Depreciation of fixed assets was $2,720 and $1,551 in 2011 and 2010, respectively.